Expense Example {- Franklin Mutual Global Discovery Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual Global Discovery Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 671
3 years	928
5 years	1,204
10 years	1,989
Class C
Expense Example:
1 year	304
3 years	630
5 years	1,083
10 years	2,338
Class R
Expense Example:
1 year	154
3 years	477
5 years	824
10 years	1,802
Class R6
Expense Example:
1 year	93
3 years	290
5 years	504
10 years	1,120
Class Z
Expense Example:
1 year	103
3 years	322
5 years	558
10 years	$ 1,236